Note 6 - Related Party Transactions (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 07, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Jul. 14, 2016
Interest Expense, Related Party		$ 37,390	$ 32,968	$ 143,917	$ 109,825
Interest Payable, Current		115,337		86,253	118,749
Strategic Capital Partners [Member]
Notes Payable, Related Parties		1,931,646		1,978,683	2,024,297	$ 2,431,646
Interest Expense, Related Party		37,390	$ 32,968	143,917	109,825
Interest Payable, Current		106,596		84,998	$ 109,825
Interest Paid		21,133		194,358
Strategic Capital Partners [Member] | Notes Payable Converted to Promissory Notes [Member]
Notes Payable, Related Parties		1,931,646		1,978,683		$ 1,931,646
Coastal Compassion Inc. [Member]
Working Capital Advances	$ 2,500,000
Working Capital Advances, Term	5 years
Note Receivable, Interest Rate	18.00%
Consulting Services Term	3 years
Consulting Services Revenue Monthly	$ 10,000
Coastal Compassion Inc. [Member] | Construction and Working Capital Advances [Member]
Due from Related Parties		131,589		125,327
Coastal Compassion Inc. [Member] | Construction and Working Capital Advances Excluding Accrued Interest [Member]
Due from Related Parties		119,635
Coastal Compassion Inc. [Member] | Construction and Working Capital Advances Related Accrued Interest [Member]
Due from Related Parties		11,954		5,692
Coastal Compassion Inc. [Member] | Maximum [Member]
Working Capital Advances	$ 2,500,000
Construction and Working Capital Advances [Member] | Construction and Working Capital Advances Excluding Accrued Interest [Member]
Due from Related Parties		$ 119,635		$ 119,635